Long-Term Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) valuator credit_facility vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Repayments of Long-term Debt	$ 0	$ 0	$ 56,914,000
Interest at a weighted-average fixed rate	6.30%	7.40%
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 254,000,000.0	$ 321,800,000
Undrawn amount of revolving credit facility	$ 254,000,000.0	$ 321,800,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	19
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator	2
Long-term Debt, Term	6 months
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt covenant minimum hull coverage ratio	125.00%
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 67,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two	66,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three	55,000,000.0
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	43,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five	$ 21,500,000